Employee Benefits - Reconciliation of the changes in the benefit obligations and fair value of assets and a statement of the funded status (Details) - Pension Plan £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)
U.S.
Change in projected benefit obligation
Balance at the beginning of the Period	$ 2,877		$ 3,155
Service cost	0		0		$ 0
Interest cost	108		99		96
Plan amendment	0		0
Settlements	0		0
Actuarial loss (gain)	373		(221)
Benefit payments	(166)		(156)
Foreign currency impact	0		0
Balance at the end of the period	3,192		2,877		3,155
Accumulated benefit obligation at end of year	3,192		2,877
Change in fair value of plan assets
Balance at the beginning of the period	1,796		1,958
Actual return on plan assets	398		(141)
Employer contributions	38		135
Settlements	0		0
Benefit payments	(166)		(156)
Foreign currency impact	0		0
Balance at the end of the period	2,066		1,796		1,958
Market related value at end of year	1,969		1,981
Funded status	(1,126)		(1,081)
Unrecognized prior-service cost	1		3
Unrecognized loss	1,762		1,705
Net amount recognized	637		627
U.K.
Change in projected benefit obligation
Balance at the beginning of the Period	4,129		4,893
Service cost	0		0		0
Interest cost	109		109		123
Plan amendment	10		13
Settlements	(22)		(176)
Actuarial loss (gain)	594		(297)
Benefit payments	(168)		(160)
Foreign currency impact	127		(253)
Balance at the end of the period	4,779		4,129		4,893
Accumulated benefit obligation at end of year	4,779		4,129
Change in fair value of plan assets
Balance at the beginning of the period	5,225		5,906
Actual return on plan assets	687		(125)
Employer contributions	78		97
Settlements	(22)	£ (139)	(176)	£ (371)	(496)
Benefit payments	(168)		(160)
Foreign currency impact	159		(317)
Balance at the end of the period	5,959		5,225		5,906
Market related value at end of year	5,959		5,225
Funded status	1,180		1,096
Unrecognized prior-service cost	40		30
Unrecognized loss	1,204		1,106
Net amount recognized	2,424		2,232
Other
Change in projected benefit obligation
Balance at the beginning of the Period	1,271		1,401
Service cost	0		0		0
Interest cost	27		27		26
Plan amendment	0		0
Settlements	0		0
Actuarial loss (gain)	177		(47)
Benefit payments	(42)		(43)
Foreign currency impact	(8)		(67)
Balance at the end of the period	1,425		1,271		1,401
Accumulated benefit obligation at end of year	1,391		1,247
Change in fair value of plan assets
Balance at the beginning of the period	1,155		1,256
Actual return on plan assets	182		(19)
Employer contributions	19		20
Settlements	0		0
Benefit payments	(42)		(43)
Foreign currency impact	(11)		(59)
Balance at the end of the period	1,303		1,155		$ 1,256
Market related value at end of year	1,303		1,155
Funded status	(122)		(116)
Unrecognized prior-service cost	(6)		(7)
Unrecognized loss	460		440
Net amount recognized	$ 332		$ 317